COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES	12 Months Ended
Dec. 31, 2012
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

NOTE 13—COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

        On February 1, 2010, the Company entered into Stock Purchase Agreements with BEIID, and two unrelated investment funds, Elite Noble Limited and Shah Capital Opportunity Fund LP, which included a proposed investment of $48.5 million in the Company's common stock. The Stock Purchase Agreements were subsequently amended on May 4, 2010, June 4, 2010 and July 7, 2010, respectively.

        On September 7, 2010, the Company and the investors entered into a fourth amendment to each of the Stock Purchase Agreements, or Fourth Amendments, to reduce the per share purchase price and to make certain adjustment to the number of shares sold under the agreements. Under the terms of the Fourth Amendments, the Company and the investors agreed to reduce the purchase price from $2.2 per share to $2.027 per share and adjust the number of shares sold to each of the investors. The Fourth Amendments also provided an option to Elite Noble Limited to purchase up to an additional 3,972,251 (or 1,324,084 after reverse share split) shares through November 8, 2010 for approximately $8.1 million based on a stated exercise price of $2.027 (or $6.081 after reverse share split) per share if the purchase takes place on or prior to October 7, 2010 and $2.047 (or $6.141 after reverse share split) per share if the purchase takes place between October 8, 2010 and November 8, 2010. On September 7, 2010, the Company completed the transaction and issued an aggregate 18,073,202 (or 6,024,401 after reverse share split) shares of its common stock and the option to purchase an additional 3,972,251 (or 1,324,084 after reverse share split) shares for cash proceeds, net of issuance costs, of $34.6 million. Net cash proceeds were allocated to the common stock issued and the option to purchase additional shares based on their relative fair value at the date of issuance, resulting in $34.1 million of net cash proceeds allocated to the common stock issued and $0.5 million of net cash proceeds allocated to the option to purchase additional shares.

        The fair value of the option to purchase the additional 3,972,251 (or 1,324,084 after reverse share split) shares was estimated to be $0.5 million at the date of issuance based on the Black-Scholes option pricing model using a risk-free interest rate of 0.16%, volatility of approximately 55%, the contractual life of 0.2 years and zero dividend rate. The net cash proceeds allocated to the option to purchase additional shares were recorded as additional paid in capital. The option expired unexercised at December 31, 2010.

        On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the 12 months through August 15, 2012. In the third quarter of 2012, the Company's Board of Directors had approved the extension of the repurchase program to August 2013. As of December 31, 2012, the Company has repurchased 12,524,614 shares (or 4,174,875 after reverse share split) at the cost of $15.1 million under this program. The Company did not terminate this program prior to its expiration during the year 2013. On November 30, 2012, the Company announced a commencement of a tender offer (the Tender Offer) to purchase up to 25,000,000 (or 8,333,333 after reverse share split) of its ordinary shares at a price of $1.2 (or $3.6 after reverse share split) per share. The Tender Offer expired on January 3, 2013. As of January 10, 2013, the Company has accepted for purchase 25,000,000 (or 8,333,333 after reverse share split) of the Company's ordinary shares at a cost of approximately $30 million under the Tender Offer. All the repurchased shares through the tender offer have been cancelled at the purchasing date of January 10, 2013 and all the repurchased shares under the repurchase program have been classified as treasury shares of the Company. The Company did not have any other share repurchase programs that have expired in 2012 and did not make further purchases of shares under any other programs during the year 2012.